SUBMISSION
     TYPE     485BPOS
     DOCUMENT-COUNT  5
     FILER
      CIK  0000925859
      CCC   #jbi5ctw
      FILE-NUMBER  33-56795
     ACT    33
     LIVE
     NOTIFY obriew@nuveen.com
     SUBMISSION-CONTACT
     PHONE  (312)917-8021
     NAME    BILL O'BRIEN
 DOCUMENT
    TYPE   485BPOS
    DESCRIPTION  POST-EFFECTIVE
    TEXT
   MODULE
    NAME  P063000
    CIK  0001019937
    CCC  tv*d6qmi
    /MODULE
      PAGE
                                   SEC FILE NO.  33-56795
                                 40 ACT FILE NO.  811-2271
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C.  20549
                              POST-EFFECTIVE
                              AMENDMENT NO. 6
                                     TO
                                  FORM S-6
For registration under the Securities Act of 1933 of Securities of Unit Investment Trusts registered on Form N-8B-2
            Nuveen Tax-Free Unit Trust, Series 776           (fORMERLY KNOWN
As Nuveen Tax-Exempt Unit Trust)
                         JOHN NUVEEN & CO. INCORPORATED
                               (Name of Depositor)
                            333 West Wacker Drive
                            Chicago, Illinois  60606
             (Complete address of Depositor's Principal Executive Offices)
John Nuveen & Co., Incorporated          Chapman & Cutler
 Attention:  Gifford R. Zimmerman         Attention:  Eric F. Fess
 333 West Wacker Drive                    111 West Monroe Street
 Chicago, Illinois  60606                 Chicago, Illinois  60603
            (Name and complete address of Agents for Service)
An indefinite number of Units has been registered pursuant to Rule 24F-2 promulgated under the Investment Company Act of 1940, as amended. On February 28, 1990, a Rule 24F-2 Notice with respect to this Series was filed with the Securities and Exchange Commission.
It is proposed that this filing will become effective (check appropriate box)
(     )  Immediately upon filing pursuant to paragraph (B)
 (  X  )  On April  1, 2001 pursuant to paragraph (B) of Rule 485
 (     )  60 days after filing pursuant to paragraph (A)
 (     )  On (date) pursuant to paragraph (A) of Rule (485 or 486)
(     )  Check box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487.
          Contents of Post-Effective Amendment
                of Registration Statement
     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:
                 The Facing Sheet
                 The Prospectus
                 The Signatures
                 The Consent of Independent Accounts
Part One of the Registrant's Prospectus, filed separately, is incorporated by this Reference hereto.
      PAGE   2
Tax-Free Unit Trust
Series 776
California Insured Trust 239                           31,034.945 Units
New Jersey Insured Trust 185                           28,899.205 Units
New York Insured Trust 229                             27,873.025 Units
Ohio Insured Trust 121                                 25,333.168 Units
Prospectus - Part Two
 Revision Date April  1, 2001

Note: This Prospectus Part Two may not be distributed unless accompanied by Part One.
Currently Offered at Public Offering Price plus interest accrued to the date of settlement. Minimum purchase - either $5,000 or 50 Units, whichever is less.
THE UNITS of fractional undivided interest in the Nuveen Tax-Free Unit Trust being offered hereby are issued and outstanding Units that have been reacquired by John Nuveen & Co. Incorporated either by purchase of Units tendered to the Trustee for redemption or by purchase in the open market. The price paid in each instance was not less than the Redemption Price determined as provided in Part One under the caption "How Units May Be Redeemed Without Charge." The Units are being offered at the Public Offering Price computed in the manner described in Part One under the caption "Public Offering Price." Any profit or loss resulting from the sale of Units will accrue to John Nuveen & Co. Incorporated and no proceeds from the sale will be received by the Trust.
THE NUVEEN TAX-FREE UNIT TRUST consists of a number of underlying separate unit investment trusts, each of which contains a diversified portfolio of interest-bearing obligations issued by or on behalf of the states (or in the case of State Trusts, primarily by or on behalf of the State for which such State Trust is named) and counties, municipalities, authorities and political subdivisions thereof, the interest on which is, in the opinion of bond counsel to each issuer, exempt from all Federal income tax and, in the case of a State Trust, from State income taxes in the State for which such State Trust is named. All Bonds in each Trust were rated in the category "A" or better by Standard & Poor's Corporation or Moody's Investors Service, Inc. on the Date of Deposit ("BBB" or "Baa", respectively, or better by such services in the case of National Traditional Trust 76 and earlier National Traditional Trusts). Current ratings, if any, on Bonds in a Trust are set forth in the Schedule of Investments for such trust herein.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
      PAGE   3
 PAGE




                                 ESSENTIAL INFORMATION REGARDING THE TRUST(S)

                                           As Of January 31, 2001

                          Sponsor and Evaluator.......John Nuveen & Co. Incorporated

                          Trustee.................The Chase Manhattan Bank, N.A.

The income, expense and distribution data set forth below have been calculated for Unitholders electing to receive monthly distributions.  Unitholders choosing distributions quarterly or semi-annually will receive a slightly higher net annual interest income because of the lower Trustee's fees and expenses under such plans.




                                                                        California Insured  New Jersey Insured

                                                                            Trust 239           Trust 185

---------------------------------------------------------------------  ------------------  ------------------


Principal Amount of Bonds in Trust...................................   $    3,130,000      $    2,855,000

Number of Units......................................................       31,034.945          28,279.205

Fractional Undivided Interest in

  Trust Per Unit.....................................................   1/  31,034.945      1/  28,279.205

Public Offering Price ---

  Less then 1,000 Units

    Aggregate Bid Price of Bonds in Trust............................   $    3,348,872      $    2,979,182

    Plus Sales Charge <F1>...........................................   $      146,699      $      138,410

      Total..........................................................   $    3,495,571      $    3,117,592

    Divided by Number of Units.......................................   $    112.63         $    110.24

    Plus Cash Per Unit <F2>..........................................   $(     0.34)        $(     0.16)

    Public Offering Price Per Unit <F3>..............................   $    112.29         $    110.08

Redemption Price Per Unit (exclusive of

  accrued interest)..................................................   $    107.56         $    105.19

Sponsor's Repurchase Price Per Unit

  (exclusive of accrued interest)....................................   $    107.56         $    105.19

Excess of Public Offering Price Per Unit

  over Redemption Price Per Unit.....................................   $      4.73         $      4.89

Excess of Public Offering Price per Unit over

  Sponsor's Repurchase price Per Unit................................   $      4.73         $      4.89

    Par Value Per Unit <F4>..........................................   $    101.18         $    101.16

Calculation of Net Annual Interest Income

  Per Unit

    Annual Interest Income...........................................   $      6.0825       $      5.9107

    Less Estimated Annual Expense....................................   $      0.2270       $      0.2233

    Net Annual Interest Income.......................................   $      5.8555       $      5.6874

Daily Rate of Accrual Per Unit.......................................   $      0.01627      $      0.01580

Trustee's Annual Fee per $1000 principal (6).........................   $      1.8970       $      1.8310

Estimated Current Return <F5>........................................          5.21%               5.17%

Estimated Long Term Return <F5>......................................          3.92%               4.03%

Evaluations for purpose of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange next following receipt by John Nuveen & Co. Incorporated of an order for a sale or purchase of units or receipt by United States

Trust Company of New York of units tendered for redemption.



-------------------------------------------------------------------------------------------------------------

<F1>
(1)      See "Public Offering Price" in Part One for the method by which the sales charge is calculated.

<F2>
(2)   This amount represents cash held by the Trust (or an advancement of cash to the Trust by the Trustee) which may amount to less than $.01 per Unit and is added to (or deducted from) the Public Offering Price.

<F3>
(3)   Units are offered at the Public Offering Price plus accrued interest to the date of settlement (three business days after purchase).  On the above date there was added to the Public Offering Price of the California Insured

Trust 239 and New Jersey Insured Trust 185, respectively, $112.29 and $110.08,

accrued interest to the settlement date of $.11 and $.10, for a total price of

$112.40 and $110.18, respectively.

<F4>
(4)   Par value per Unit is each Unit's pro rata share of aggregate principal amount of Bonds in the Trust adjusted to reflect cash, if any, held in or advanced to the Principal Account.

<F5>
(5)   See "Estimated Long Term Return and Estimated Current Return" in Part

One for an explanation of these returns.

<F6>
(6)  Notwithstanding anything to the contrary in Part One, the Trustee's

Annual Fee is set forth herein.  The Trustee's Annual Fee per $1000 principal amount of Bonds set forth above is calculated for Unitholders electing the monthly plan of distribution. The Trustee's Annual Fee per $1000 principal amount of Bonds for California Insured Trust 239 and New Jersey Insured Trust

185 will be $1.5770 and $1.5110, under the quarterly distribution option and

$1.3870 and $1.3210, under the semi-annual distribution option.






      PAGE   4






                                 ESSENTIAL INFORMATION REGARDING THE TRUST(S)

                                           As Of January 31, 2001

                          Sponsor and Evaluator.......John Nuveen & Co. Incorporated

                          Trustee.................The Chase Manhattan Bank, N.A.

The income, expense and distribution data set forth below have been calculated for Unitholders electing to receive monthly distributions.  Unitholders choosing distributions quarterly or semi-annually will receive a slightly higher net annual interest income because of the lower Trustee's fees and expenses under such plans.




                                                                         New York Insured   Ohio Insured Trust

                                                                            Trust 229              121

---------------------------------------------------------------------  ------------------  ------------------


Principal Amount of Bonds in Trust...................................   $    2,765,000      $    2,550,000

Number of Units......................................................       27,873.025          25,229.168

Fractional Undivided Interest in

  Trust Per Unit.....................................................   1/  27,873.025      1/  25,229.168

Public Offering Price ---

  Less then 1,000 Units

    Aggregate Bid Price of Bonds in Trust............................   $    3,020,153      $    2,666,784

    Plus Sales Charge <F1>...........................................   $       81,839      $      131,059

      Total..........................................................   $    3,101,992      $    2,797,843

    Divided by Number of Units.......................................   $    111.29         $    110.90

    Plus Cash Per Unit <F2>..........................................   $(     0.04)        $(     0.53)

    Public Offering Price Per Unit <F3>..............................   $    111.25         $    110.37

Redemption Price Per Unit (exclusive of

  accrued interest)..................................................   $    108.31         $    105.18

Sponsor's Repurchase Price Per Unit

  (exclusive of accrued interest)....................................   $    108.31         $    105.18

Excess of Public Offering Price Per Unit

  over Redemption Price Per Unit.....................................   $      2.94         $      5.19

Excess of Public Offering Price per Unit over

  Sponsor's Repurchase price Per Unit................................   $      2.94         $      5.19

    Par Value Per Unit <F4>..........................................   $    100.52         $    100.93

Calculation of Net Annual Interest Income

  Per Unit

    Annual Interest Income...........................................   $      6.4055       $      5.8860

    Less Estimated Annual Expense....................................   $      0.2232       $      0.2110

    Net Annual Interest Income.......................................   $      6.1823       $      5.6750

Daily Rate of Accrual Per Unit.......................................   $      0.01717      $      0.01576

Trustee's Annual Fee per $1000 principal (6).........................   $      1.9080       $      1.7390

Estimated Current Return <F5>........................................          5.56%               5.14%

Estimated Long Term Return <F5>......................................          3.39%               4.11%

Evaluations for purpose of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange next following receipt by John Nuveen & Co. Incorporated of an order for a sale or purchase of units or receipt by United States

Trust Company of New York of units tendered for redemption.



-------------------------------------------------------------------------------------------------------------

<F1>
(1)      See "Public Offering Price" in Part One for the method by which the sales charge is calculated.

<F2>
(2)   This amount represents cash held by the Trust (or an advancement of cash to the Trust by the Trustee) which may amount to less than $.01 per Unit and is added to (or deducted from) the Public Offering Price.

<F3>
(3)   Units are offered at the Public Offering Price plus accrued interest to the date of settlement (three business days after purchase).  On the above date there was added to the Public Offering Price of the New York Insured

Trust 229 and Ohio Insured Trust 121, respectively, $111.25 and $110.37,

accrued interest to the settlement date of $.11 and $.10, for a total price of

$111.36 and $110.47, respectively.

<F4>
(4)   Par value per Unit is each Unit's pro rata share of aggregate principal amount of Bonds in the Trust adjusted to reflect cash, if any, held in or advanced to the Principal Account.

<F5>
(5)   See "Estimated Long Term Return and Estimated Current Return" in Part

One for an explanation of these returns.

<F6>
(6)  Notwithstanding anything to the contrary in Part One, the Trustee's

Annual Fee is set forth herein.  The Trustee's Annual Fee per $1000 principal amount of Bonds set forth above is calculated for Unitholders electing the monthly plan of distribution. The Trustee's Annual Fee per $1000 principal amount of Bonds for New York Insured Trust 229 and Ohio Insured Trust 121 will be $1.5880 and $1.4190, under the quarterly distribution option and $1.3980 and $1.2290, under the semi-annual distribution option.






      PAGE   5






                               Essential Information Regarding the Trust(s) on

                                         Date of Deposit (Continued)



General Information



Record Dates ................................................  See "Distributions to Unitholders" in Part One

Distribution Dates ..........................................  See "Distributions to Unitholders" in Part One

Minimum Principal Distribution .............................................................  $0.10 per Unit.

Date Trust Established ...................................................................  December 29, 1994

Mandatory Termination Date ........................  See "Amendment and Termination of Indenture" in Part One

Minimum Value of Trust ............................  See "Amendment and Termination of Indenture" in Part One

Sponsor's Annual Evaluation Fee .................................  $0.170 per $1000 principal amount of Bonds

      PAGE   6
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                           CALIFORNIA INSURED TRUST 239

                                   (Series 776)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $2,864,401) (Note 1) ............... $   3,287,810

     Accrued interest receivable ................................        72,329

                                                                  --------------



               Total assets ..................................... $   3,360,139

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $      65,528

     Accrued trustee and evaluator fees .........................           986

                                                                  --------------



               Total liabilities ................................ $      66,514

                                                                  --------------



               Net assets, applicable to 31,035 units of

                 fractional undivided interest outstanding ...... $   3,293,625

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 35,000 units sold ............ $   3,391,042

       Less initial underwriting commission (Note 1) ............  (    166,147)

                                                                  --------------

                                                                  $   3,224,895

     Less cost of 3,965 units redeemed ..........................  (    416,390)

                                                                  --------------

                                                                  $   2,808,505

     Undistributed net investment income ........................        16,703

     Unrealized appreciation (depreciation) of investments ......       423,409

     Accumulated net realized gain (loss) from

       investment transactions ..................................        45,008

     Principal distributions to unitholders of proceeds

       from investment transactions .............................             0

                                                                  --------------

                                                                  $   3,293,625

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................      26,100        $     105.59    $       .54    $     106.13

     Quarterly................       1,186              105.59            .54          106.13

     Semi-Annual..............       3,749              105.59            .54          106.13

                                ---------------  ============  ==============  ===========

                                    31,035

                                ===============







See accompanying notes to financial statements.



      PAGE   7
 PAGE

                                         NUVEEN TAX-FREE UNIT TRUST

                                        CALIFORNIA INSURED TRUST 239

                                                (Series 776)



                             Statements of Operations and Changes in Net Assets





                                                                     Year Ended November 30,

                                                       ----------------------------------------------------

                                                             2000              1999              1998

                                                       ----------------  ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $       189,749   $       194,311   $       199,979

                                                       ----------------  ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $         5,790   $         5,960   $         6,294

    Evaluator fees ..................................              533               546               560

                                                       ----------------  ----------------  ----------------



        Total expenses ..............................  $         6,323   $         6,506   $         6,854

                                                       ----------------  ----------------  ----------------



            Net investment income ...................  $       183,426   $       187,805   $       193,125

                                                       ----------------  ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $         3,598   $         7,101   $        19,862

    Net change in unrealized appreciation or

      depreciation of investments ...................           94,591    (      224,248)           76,881

                                                       ----------------  ----------------  ----------------



            Net gain (loss) on investments ..........  $        98,189   $(      217,147)  $        96,743

                                                       ----------------  ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       281,615   $(       29,342)  $       289,868

                                                       ================  ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $       183,426   $       187,805   $       193,125

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................            3,598             7,101            19,862

  Net change in unrealized appreciation or

    depreciation of investments .....................           94,591    (      224,248)           76,881

                                                       ----------------  ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       281,615   $(       29,342)  $       289,868

                                                       ----------------  ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(      183,362)  $(      188,198)  $(      193,954)

  Proceeds from investment transactions .............                0                 0                 0

                                                       ----------------  ----------------  ----------------



      Total distributions to unitholders ............  $(      183,362)  $(      188,198)  $(      193,954)

                                                       ----------------  ----------------  ----------------



Redemption of 491, 618 and

    1,512 units, respectively .......................  $(       49,611)  $(       65,446)  $(      163,514)

                                                       ----------------  ----------------  ----------------



Total increase (decrease) in net assets .............  $        48,642   $(      282,986)  $(       67,600)



Net assets at beginning of year .....................        3,244,983         3,527,969         3,595,569

                                                       ----------------  ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $16,703,$16,638 and $17,032,respectively) ..........  $     3,293,625   $     3,244,983   $     3,527,969

                                                       ================  ================  ================





See accompanying notes to financial statements.

      PAGE   8
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                    CALIFORNIA INSURED TRUST 239

                                                            (Series 776)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    470,000        California Statewide Communities Development         No Optional Call    AAA        Aaa     $    520,525

                     Authority, Insured Revenue Certificates of

                     Participation (Childrens Hospital of Los Angeles),

                     Series 1993, 6.000% Due 6/1/2012.



     445,000        California Statewide Communities Development         2003 at 102         AAA        Aaa          444,186

                     Authority, Certificates of Participation, Sutter

                     Health Obligated Group, 5.500% Due 8/15/2023.



     355,000        State Public Works Board of the State of             2004 at 102         AAA        Aaa          391,664

                     California, Lease Revenue Bonds (Department of

                     Corrections), 1994 Series A (California State

                     Prison-Monterey County (Soledad II)), 7.000% Due

                     11/1/2019. (Escrow Secured To Optional Redemption

                     Date.)



     495,000        The City of Los Angeles (California), Wastewater     2003 at 102         AAA        Aaa          499,123

                     System Revenue Bonds, Series 1993-B, 5.700% Due

                     6/1/2023.



      70,000        Redevelopment Agency of the City and County of San   2004 at 102         AAA        Aaa           74,907

                     Francisco (California), Hotel Tax Revenue Bonds,

                     Series 1994, 6.750% Due 7/1/2025.



     390,000        Redevelopment Agency of the City and County of San   2004 at 102         AAA        Aaa          424,035

                     Francisco (California), Hotel Tax Revenue Bonds,

                     Series 1994, 6.750% Due 7/1/2025. (Escrow Secured

                     To Optional Redemption Date.)



     500,000        Southern California Public Power Authority,          2003 at 102         AAA        Aaa          496,245

                     Transmission Project Revenue Bonds, 1993

                     Subordinate Refunding Series (Southern

                     Transmission Project), 5.250% Due 7/1/2020.



     405,000        Commonwealth of Puerto Rico, Public Improvement      2004 at 101.5       AAA        Aaa          437,125

                     Bonds of 1994 (General Obligation Bonds), 6.500%

                     Due 7/1/2023. (Escrow Secured To Optional

                     Redemption Date.)



------------                                                                                                    ------------

$  3,130,000                                                                                                    $  3,287,810

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.







      PAGE   9






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                    CALIFORNIA INSURED TRUST 239

                                                            (Series 776)



Schedule of Investments

                                                         November 30, 2000







------------------------------------------------------------------------------------------------------------------------------------

All of the issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  Payment of principal and interest on three Bond(s) in the Trust is secured by funds or securities deposited in escrow.  The sources of payment for the remaining issues in the Trust are divided as follows: Dedicated-Tax

Supported Revenue,  1; Power Revenue,  1; Health Care Facility Revenue,  2;

Water And/or Sewer Revenue,  1.



Approximately 29% of the aggregate principal amount of Bonds in the Trust consist of obligations of issuers whose revenues are derived from the sale or service of Health Care Facility Revenue.



For a discussion of the characteristics of bonds issued by various types of issuers and of the risks associated with an investment therein, see "Selection of Bonds for Deposit in the Trusts" in Part One.



All of the Bonds in the Trust, as insured, are rated AAA by Standard & Poor's

Corporation and Aaa by Moody's Investors Service, Inc.  The Bond Portfolio

consists of 7 obligations issued by entities located in California and 1 obligation(s) issued by entities located in Puerto Rico.

      PAGE  10
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                           NEW JERSEY INSURED TRUST 185

                                   (Series 776)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $2,656,350) (Note 1) ............... $   2,994,149

     Accrued interest receivable ................................        58,434

                                                                  --------------



               Total assets ..................................... $   3,052,583

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $      42,033

     Accrued trustee and evaluator fees .........................           866

                                                                  --------------



               Total liabilities ................................ $      42,899

                                                                  --------------



               Net assets, applicable to 28,899 units of

                 fractional undivided interest outstanding ...... $   3,009,684

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 35,000 units sold ............ $   3,396,621

       Less initial underwriting commission (Note 1) ............  (    166,420)

                                                                  --------------

                                                                  $   3,230,201

     Less cost of 6,101 units redeemed ..........................  (    625,253)

                                                                  --------------

                                                                  $   2,604,948

     Undistributed net investment income ........................        15,114

     Unrealized appreciation (depreciation) of investments ......       337,799

     Accumulated net realized gain (loss) from

       investment transactions ..................................        51,823

     Principal distributions to unitholders of proceeds

       from investment transactions .............................             0

                                                                  --------------

                                                                  $   3,009,684

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................      19,567        $     103.62    $       .52    $     104.14

     Quarterly................       2,588              103.62            .52          104.14

     Semi-Annual..............       6,744              103.62            .52          104.14

                                ---------------  ============  ==============  ===========

                                    28,899

                                ===============







See accompanying notes to financial statements.



      PAGE  11
 PAGE

                                         NUVEEN TAX-FREE UNIT TRUST

                                        NEW JERSEY INSURED TRUST 185

                                                (Series 776)



                             Statements of Operations and Changes in Net Assets





                                                                     Year Ended November 30,

                                                       ----------------------------------------------------

                                                             2000              1999              1998

                                                       ----------------  ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $       182,063   $       194,080   $       196,593

                                                       ----------------  ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $         5,364   $         5,687   $         5,847

    Evaluator fees ..................................              526               555               562

                                                       ----------------  ----------------  ----------------



        Total expenses ..............................  $         5,890   $         6,242   $         6,409

                                                       ----------------  ----------------  ----------------



            Net investment income ...................  $       176,173   $       187,838   $       190,184

                                                       ----------------  ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $        23,973   $        10,536   $             0

    Net change in unrealized appreciation or

      depreciation of investments ...................            2,780    (      196,432)           84,059

                                                       ----------------  ----------------  ----------------



            Net gain (loss) on investments ..........  $        26,753   $(      185,896)  $        84,059

                                                       ----------------  ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       202,926   $         1,942   $       274,243

                                                       ================  ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $       176,173   $       187,838   $       190,184

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................           23,973            10,536                 0

  Net change in unrealized appreciation or

    depreciation of investments .....................            2,780    (      196,432)           84,059

                                                       ----------------  ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       202,926   $         1,942   $       274,243

                                                       ----------------  ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(      177,498)  $(      188,413)  $(      190,200)

  Proceeds from investment transactions .............                0                 0                 0

                                                       ----------------  ----------------  ----------------



      Total distributions to unitholders ............  $(      177,498)  $(      188,413)  $(      190,200)

                                                       ----------------  ----------------  ----------------



Redemption of 3,247, 745 and

    166 units, respectively .........................  $(      330,653)  $(       78,860)  $(       17,747)

                                                       ----------------  ----------------  ----------------



Total increase (decrease) in net assets .............  $(      305,225)  $(      265,331)  $        66,296



Net assets at beginning of year .....................        3,314,909         3,580,240         3,513,944

                                                       ----------------  ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $15,114,$16,439 and $17,014,respectively) ..........  $     3,009,684   $     3,314,909   $     3,580,240

                                                       ================  ================  ================





See accompanying notes to financial statements.

      PAGE  12
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                    NEW JERSEY INSURED TRUST 185

                                                            (Series 776)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    410,000        New Jersey Economic Development Authority, Water     2004 at 102         AAA        Aaa     $    415,912

                     Facilities Revenue Refunding Bonds (Hackensack

                     Water Company Project-1994 Series A), 5.800% Due

                     3/1/2024.



     455,000        New Jersey Educational Facilities Authority,         2003 at 102         AAA        Aaa          463,199

                     Refunding Revenue Bonds, Ramapo College of New

                     Jersey Issue, Series 1993E, 5.500% Due 7/1/2013.



     400,000        The Port Authority of New York and New Jersey,       2003 at 101         AAA        Aaa          400,248

                     Consolidated Bonds, Eighty-Seventh Series, 5.250%

                     Due 7/15/2015.



     315,000        The Essex County Improvement Authority (Essex        2004 at 102         AAA        Aaa          346,324

                     County, New Jersey), General Obligation Lease

                     Revenue Bonds, Series 1994 (County Jail and Youth

                     House Projects), 6.900% Due 12/1/2014. (Escrow

                     Secured To Optional Redemption Date.)



      85,000        New Jersey Health Care Facilities Financing          2004 at 102         AAA        Aaa           90,208

                     Authority, Revenue Bonds Bayonne Hospital

                     Obligated Group Issue, Series 1994, 6.250% Due

                     7/1/2012.



      15,000        New Jersey Health Care Facilities Financing          2004 at 102         AAA        Aaa           16,054

                     Authority, Revenue Bonds Bayonne Hospital

                     Obligated Group Issue, Series 1994, 6.250% Due

                     7/1/2012. (Escrow Secured To Optional Redemption

                     Date.)



     450,000        Northwest Bergen County Utilities Authority (Bergen  2003 at 102         AAA        Aaa          468,081

                     County, New Jersey), Utility System Revenue

                     Refunding Bonds, 1992 Series, (General Obligation

                     Bonds.) 6.000% Due 7/15/2013.



     475,000        The Pollution Control Financing Authority of Salem   2003 at 102         AAA        Aaa          464,930

                     County (New Jersey), Pollution Control Revenue

                     Refunding Bonds, 1993 Series C (Public Service

                     Electric and Gas Company Project), 5.550% Due

                     11/1/2033.





      PAGE  13






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                    NEW JERSEY INSURED TRUST 185

                                                            (Series 776)



Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    305,000        Commonwealth of Puerto Rico, Public Improvement      2004 at 101.5       AAA        Aaa     $    329,193

                     Bonds of 1994 (General Obligation Bonds), 6.500%

                     Due 7/1/2023. (Escrow Secured To Optional

                     Redemption Date.)



------------                                                                                                    ------------

$  2,910,000                                                                                                    $  2,994,149

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.



One Bond in the Trust is a general obligation of the governmental entity issuing it and is backed by the taxing power thereof.  Payment of principal and interest on three Bond(s) in the Trust is secured by funds or securities deposited in escrow.  The remaining issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  The sources of payment for these remaining issues in the Trust are divided as follows: Education Revenue,

1; Power Revenue,  1; Health Care Facility Revenue,  1; Transportation,  1;

Water And/or Sewer Revenue,  1.



All of the Bonds in the Trust, as insured, are rated AAA by Standard & Poor's

Corporation and Aaa by Moody's Investors Service, Inc.  The Bond Portfolio

consists of 8 obligations issued by entities located in New Jersey and 1 obligation(s) issued by entities located in Puerto Rico.

      PAGE  14
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                            NEW YORK INSURED TRUST 229

                                   (Series 776)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $2,705,421) (Note 1) ............... $   2,988,272

     Accrued interest receivable ................................        61,901

                                                                  --------------



               Total assets ..................................... $   3,050,173

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $      47,468

     Payable to unitholders for units redeemed ..................        25,833

     Accrued trustee and evaluator fees .........................           844

                                                                  --------------



               Total liabilities ................................ $      74,145

                                                                  --------------



               Net assets, applicable to 27,873 units of

                 fractional undivided interest outstanding ...... $   2,976,028

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 35,000 units sold ............ $   3,539,485

       Less initial underwriting commission (Note 1) ............  (    173,420)

                                                                  --------------

                                                                  $   3,366,065

     Less cost of 7,127 units redeemed ..........................  (    753,583)

                                                                  --------------

                                                                  $   2,612,482

     Undistributed net investment income ........................        15,773

     Unrealized appreciation (depreciation) of investments ......       282,851

     Accumulated net realized gain (loss) from

       investment transactions ..................................        64,922

     Principal distributions to unitholders of proceeds

       from investment transactions .............................             0

                                                                  --------------

                                                                  $   2,976,028

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................      16,759        $     106.21    $       .57    $     106.78

     Quarterly................       1,833              106.21            .57          106.78

     Semi-Annual..............       9,281              106.21            .57          106.78

                                ---------------  ============  ==============  ===========

                                    27,873

                                ===============







See accompanying notes to financial statements.



      PAGE  15
 PAGE

                                         NUVEEN TAX-FREE UNIT TRUST

                                         NEW YORK INSURED TRUST 229

                                                (Series 776)



                             Statements of Operations and Changes in Net Assets





                                                                     Year Ended November 30,

                                                       ----------------------------------------------------

                                                             2000              1999              1998

                                                       ----------------  ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $       181,622   $       187,976   $       194,048

                                                       ----------------  ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $         4,832   $         4,986   $         5,292

    Evaluator fees ..................................              478               496               512

                                                       ----------------  ----------------  ----------------



        Total expenses ..............................  $         5,310   $         5,482   $         5,804

                                                       ----------------  ----------------  ----------------



            Net investment income ...................  $       176,312   $       182,494   $       188,244

                                                       ----------------  ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $         5,929   $         7,367   $        20,949

    Net change in unrealized appreciation or

      depreciation of investments ...................   (          955)   (      179,438)          101,883

                                                       ----------------  ----------------  ----------------



            Net gain (loss) on investments ..........  $         4,974   $(      172,071)  $       122,832

                                                       ----------------  ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       181,286   $        10,423   $       311,076

                                                       ================  ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $       176,312   $       182,494   $       188,244

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................            5,929             7,367            20,949

  Net change in unrealized appreciation or

    depreciation of investments .....................   (          955)   (      179,438)          101,883

                                                       ----------------  ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       181,286   $        10,423   $       311,076

                                                       ----------------  ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(      176,554)  $(      182,916)  $(      189,253)

  Proceeds from investment transactions .............                0                 0                 0

                                                       ----------------  ----------------  ----------------



      Total distributions to unitholders ............  $(      176,554)  $(      182,916)  $(      189,253)

                                                       ----------------  ----------------  ----------------



Redemption of 993, 693 and

    1,704 units, respectively .......................  $(      104,794)  $(       75,283)  $(      186,867)

                                                       ----------------  ----------------  ----------------



Total increase (decrease) in net assets .............  $(      100,062)  $(      247,776)  $(       65,044)



Net assets at beginning of year .....................        3,076,090         3,323,866         3,388,910

                                                       ----------------  ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $15,773,$16,016 and $16,438,respectively) ..........  $     2,976,028   $     3,076,090   $     3,323,866

                                                       ================  ================  ================





See accompanying notes to financial statements.

      PAGE  16
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                     NEW YORK INSURED TRUST 229

                                                            (Series 776)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    455,000        Dormitory Authority of the State of New York, City   2004 at 102         AAA        Aaa     $    495,181

                     University System Consolidated, Third General

                     Resolution Revenue Bonds, 1994 Series 2, 6.750%

                     Due 7/1/2024. (Escrow Secured To Optional

                     Redemption Date.)



     275,000        New York Local Government Assistance Corporation (A  2004 at 101.5       AAA        Aaa          271,857

                     Public Benefit Corporation of the State of New

                     York), Series 1994A Bonds, 5.500% Due 4/1/2023.



      15,000        New York State Medical Care Facilities Finance       2004 at 102         AAA        Aaa           15,687

                     Agency, Mental Health Services Facilities

                     Improvement Revenue Bonds, 1994 Series E, (General

                     Obligation Bonds.) 6.500% Due 8/15/2024.



     385,000        New York State Medical Care Facilities Finance       2004 at 102         AAA        Aaa

                     Agency, Mental Health Services Facilities

                     Improvement Revenue Bonds, 1994 Series E,

                     55M-6.500% Due 8/15/2024, (Escrow Secured To                                                     59,417

                     Optional Redemption Date.)

                     330M-6.500% Due 8/15/2024. (Escrow Secured To                                                   356,502

                     Optional Redemption Date.)



     500,000        New York State Medical Care Facilities Finance       2005 at 102         AAA        Aaa          548,720

                     Agency, New York Hospital FHA- Insured Mortgage

                     Revenue Bonds, 1994 Series A, 6.800% Due

                     8/15/2024. (Escrow Secured To Optional Redemption

                     Date.)



     345,000        Metropolitan Transportation Authority, New York,     2004 at 101.5       AAA        Aaa          370,585

                     Commuter Facilities Revenue Bonds, Series 1994A,

                     6.500% Due 7/1/2024. (Escrow Secured To Optional

                     Redemption Date.)



     375,000        The City of New York, New York, General Obligation   2004 at 101.5       AAA        Aaa          395,726

                     Bonds, Fiscal 1995 Series A, 6.250% Due 8/1/2010.



      25,000        The City of New York, New York, General Obligation   2004 at 101.5       AAA        Aaa           26,679

                     Bonds, Fiscal 1995 Series A, 6.250% Due 8/1/2010.

                     (Escrow Secured To Optional Redemption Date.)





      PAGE  17






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                     NEW YORK INSURED TRUST 229

                                                            (Series 776)



Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    415,000        Commonwealth of Puerto Rico, Public Improvement      2004 at 101.5       AAA        Aaa     $    447,918

                     Bonds of 1994 (General Obligation Bonds), 6.500%

                     Due 7/1/2023. (Escrow Secured To Optional

                     Redemption Date.)



------------                                                                                                    ------------

$  2,790,000                                                                                                    $  2,988,272

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.



Two Bonds in the Trust are general obligations of the governmental entities issuing them and are backed by the taxing power thereof.  Payment of principal and interest on six Bond(s) in the Trust is secured by funds or securities deposited in escrow.  The remaining issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  The sources of payment for these remaining issues in the Trust are divided as follows: Dedicated-Tax

Supported Revenue,  1 .



All of the Bonds in the Trust, as insured, are rated AAA by Standard & Poor's

Corporation and Aaa by Moody's Investors Service, Inc.  The Bond Portfolio

consists of 8 obligations issued by entities located in New York and 1 obligation(s) issued by entities located in Puerto Rico.

      PAGE  18
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                              OHIO INSURED TRUST 121

                                   (Series 776)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $2,336,665) (Note 1) ............... $   2,617,439

     Accrued interest receivable ................................        40,821

                                                                  --------------



               Total assets ..................................... $   2,658,260

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $      29,097

     Accrued trustee and evaluator fees .........................           678

                                                                  --------------



               Total liabilities ................................ $      29,775

                                                                  --------------



               Net assets, applicable to 25,333 units of

                 fractional undivided interest outstanding ...... $   2,628,485

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 35,000 units sold ............ $   3,388,644

       Less initial underwriting commission (Note 1) ............  (    166,029)

                                                                  --------------

                                                                  $   3,222,615

     Less cost of 9,667 units redeemed ..........................  (  1,013,263)

                                                                  --------------

                                                                  $   2,209,352

     Undistributed net investment income ........................        13,205

     Unrealized appreciation (depreciation) of investments ......       280,774

     Accumulated net realized gain (loss) from

       investment transactions ..................................       125,154

     Principal distributions to unitholders of proceeds

       from investment transactions .............................             0

                                                                  --------------

                                                                  $   2,628,485

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................      12,878        $     103.24    $       .52    $     103.76

     Quarterly................       4,233              103.24            .52          103.76

     Semi-Annual..............       8,222              103.24            .52          103.76

                                ---------------  ============  ==============  ===========

                                    25,333

                                ===============







See accompanying notes to financial statements.



      PAGE  19
 PAGE

                                         NUVEEN TAX-FREE UNIT TRUST

                                           OHIO INSURED TRUST 121

                                                (Series 776)



                             Statements of Operations and Changes in Net Assets





                                                                     Year Ended November 30,

                                                       ----------------------------------------------------

                                                             2000              1999              1998

                                                       ----------------  ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $       155,274   $       168,093   $       187,859

                                                       ----------------  ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $         4,370   $         4,759   $         5,389

    Evaluator fees ..................................              450               486               544

                                                       ----------------  ----------------  ----------------



        Total expenses ..............................  $         4,820   $         5,245   $         5,933

                                                       ----------------  ----------------  ----------------



            Net investment income ...................  $       150,454   $       162,848   $       181,926

                                                       ----------------  ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $        13,298   $        48,673   $        47,116

    Net change in unrealized appreciation or

      depreciation of investments ...................           53,470    (      241,353)           38,014

                                                       ----------------  ----------------  ----------------



            Net gain (loss) on investments ..........  $        66,768   $(      192,680)  $        85,130

                                                       ----------------  ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       217,222   $(       29,832)  $       267,056

                                                       ================  ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $       150,454   $       162,848   $       181,926

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................           13,298            48,673            47,116

  Net change in unrealized appreciation or

    depreciation of investments .....................           53,470    (      241,353)           38,014

                                                       ----------------  ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       217,222   $(       29,832)  $       267,056

                                                       ----------------  ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(      151,208)  $(      164,362)  $(      183,647)

  Proceeds from investment transactions .............                0                 0                 0

                                                       ----------------  ----------------  ----------------



      Total distributions to unitholders ............  $(      151,208)  $(      164,362)  $(      183,647)

                                                       ----------------  ----------------  ----------------



Redemption of 1,794, 3,070 and

    3,348 units, respectively .......................  $(      180,582)  $(      325,653)  $(      357,774)

                                                       ----------------  ----------------  ----------------



Total increase (decrease) in net assets .............  $(      114,568)  $(      519,847)  $(      274,365)



Net assets at beginning of year .....................        2,743,053         3,262,900         3,537,265

                                                       ----------------  ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $13,205,$13,958 and $15,472,respectively) ..........  $     2,628,485   $     2,743,053   $     3,262,900

                                                       ================  ================  ================





See accompanying notes to financial statements.

      PAGE  20
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                       OHIO INSURED TRUST 121

                                                            (Series 776)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    160,000        Ohio Air Quality Development Authority, State of     2004 at 102         AAA        Aaa     $    158,784

                     Ohio, Collateralized Air Quality Development

                     Revenue Refunding Bonds, 1994 Series B (The

                     Cincinnati Gas & Electric Company Project), 5.450%

                     Due 1/1/2024.



     460,000        Ohio Air Quality Development Authority, State of     2003 at 102         AAA        Aaa          459,959

                     Ohio, Pollution Control Revenue Refunding Bonds,

                     1993 Series B (Ohio Edison Company Project),

                     5.625% Due 11/15/2029.



     430,000        City of Cleveland, Ohio, Public Power System First   2004 at 102         AAA        Aaa          474,423

                     Mortgage Revenue Bonds, Series 1994A, 7.000% Due

                     11/15/2024. (Escrow Secured To Optional Redemption

                     Date.)



     475,000        City of Columbus, Ohio, Various Purpose Unlimited    2003 at 102         AAA        Aaa          465,509

                     Tax Bonds, Series 1993-1, (General Obligation

                     Bonds.) 5.250% Due 9/15/2018. (Original issue

                     discount bonds delivered on or about April 13,

                     1993 at a price of 94.125% of principal amount.)



     460,000        Mentor Exempted Village School District, Ohio,       2003 at 102         AAA        Aaa          469,508

                     General Obligation, School Improvement Refunding

                     Bonds, Series 1993, 5.375% Due 12/1/2011.



     500,000        City of Orrville, Ohio, Water System Improvement     2004 at 102         AAA        Aaa          519,100

                     Revenue Bonds, Series 1994, 6.125% Due 12/1/2018.



      65,000        Commonwealth of Puerto Rico, Public Improvement      2004 at 101.5       AAA        Aaa           70,156

                     Bonds of 1994 (General Obligation Bonds), 6.500%

                     Due 7/1/2023. (Escrow Secured To Optional

                     Redemption Date.)



------------                                                                                                    ------------

$  2,550,000                                                                                                    $  2,617,439

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.







      PAGE  21






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                       OHIO INSURED TRUST 121

                                                            (Series 776)



Schedule of Investments

                                                         November 30, 2000







------------------------------------------------------------------------------------------------------------------------------------

Two Bonds in the Trust are general obligations of the governmental entities issuing them and are backed by the taxing power thereof.  Payment of principal and interest on two Bond(s) in the Trust is secured by funds or securities deposited in escrow.  The remaining issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  The sources of payment for these remaining issues in the Trust are divided as follows: Power Revenue,  2;

Water And/or Sewer Revenue,  1 .



Approximately 24% and 20% of the aggregate principal amount of Bonds in the

Trust consist of obligations of issuers whose revenues are derived from the sale or service of Power Revenue and Water And/or Sewer Revenue, respectively.



For a discussion of the characteristics of bonds issued by various types of issuers and of the risks associated with an investment therein, see "Selection of Bonds for Deposit in the Trusts" in Part One.



Approximately 19% of the principal amount of the Bonds in the Trust are original issue discount bonds.  These Bonds were issued with nominal interest rates less than the rates then offered by comparable securities and as a consequence were originally sold at a discount from their face, or par values.

The original issue discount, the difference between the initial purchase price and face value, is deemed under current law to accrue on a daily basis and the accrued portion is treated as tax-free interest income for federal income tax purposes.  On sale or redemption, gain, if any, realized in excess of the earned portion of original issue discount will be taxable as capital gain. See

"Tax Status of Unitholders" in Part One.  The current value of an original issue discount bond reflects the present value of its face amount at maturity.

In a stable interest rate environment, the market value of an original issue discount bond would tend to increase more slowly in early years and in greater increments as the bond approached maturity.  All original issue discount bonds may be subject to redemption at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable,

some premium.  Pursuant to such call provisions an original issue discount bond may be called prior to its maturity date at a price less than its face value.



All of the Bonds in the Trust, as insured, are rated AAA by Standard & Poor's

Corporation and Aaa by Moody's Investors Service, Inc.  The Bond Portfolio

consists of 6 obligations issued by entities located in Ohio and 1 obligation(s) issued by entities located in Puerto Rico.

      PAGE  22
Notes To Financial Statements
1.  Summary of Significant Accounting Policies:
     The Trustee is responsible for maintaining the books and records of the Trust on a cash basis and for safekeeping securities owned by the Trust. The Sponsor is responsible for preparation of the financial statements in accordance with generally accepted accounting principles based upon the books and records provided by the Trustee. The following is a summary of the significant accounting policies followed by each Trust.
     Organizational Costs - Each Trust (and therefore Unitholders)deposited on or after July 25, 1995 will bear all or a portion of the estimated organizational costs which will be deferred and amortized over five years from the Initial Date of Deposit.
     Security Valuation - Tax-Free Bonds are reflected at market value in the accompanying statement of net assets. The Sponsor determines the market price of the Bonds in each Trust (1) on the basis of current bid prices of the Bonds obtained from dealers or brokers (including the Sponsor) who customarily deal in bonds comparable to those held by the Trust, (2) if bid prices are not available for any of the Bonds, on the basis of bid prices for comparable bonds, (3) by causing the value of the Bonds to be determined by others engaged in the practice of evaluating, quoting or appraising comparable bonds, or (4) by any combination of the above.
     Unit Valuation - On the Date of Deposit, the Public Offering Price of Units was determined by adding a sales charge to the Trustee's determination of the offering price of the Bonds. The value of Units offered in the secondary market maintained by the Sponsor is based upon the pro rata share of the bid price of the Bonds, plus a sales charge determined in accordance with the table set forth in Part One under the caption "Public Offering Price" based on the number of years remaining to the maturity of each Bond and adjusted for cash, if any, held or owed by such Trust.
     The initial underwriting commission and investors' original cost of Units, as shown on the statement of net assets, are based upon the assumption that the maximum sales commission was charged for each initial purchase of Units.
 Income and Expenses - Income and expenses are recognized on the accrual basis of accounting. Gains and losses from Bond transactions are determined on a specific identification basis.
 2.  Income Tax Status:
     Each Trust is not an association taxable as a corporation for Federal income tax purposes, and, therefore, has recorded no provision for Federal income taxes. Each unitholder is considered to be the owner of a pro rata portion of the Trust under Subpart E, subchapter J of Chapter 1 of the Internal Revenue Code of 1986 and will have a taxable event each time the Trust disposes of a bond.
3.  Operating Expenses:
     See "Operating Expenses" in Part One of this Prospectus for information with respect to trustee and evaluator fees and expenses.
4.  Use of Estimates:
     The Preparation of the Trust's financial statements in conformity with generally accepted accounting principles requires the Sponsor to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.
Notes To Schedule(s) Of Investments
1. The Bonds are first subject to optional redemption in the years, and at the prices shown. Unless otherwise indicated, the Bonds, except for Bonds issued at a substantial original issue discount, are redeemable at declining prices (but not below par value) in subsequent years. Original issue discount bonds are generally redeemable at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable, some premium, the amount of which will decline in subsequent years. The Bonds may also be subject to sinking fund redemption without premium prior to the dates shown.
 Certain Bonds may be subject to redemption without premium prior to the date shown pursuant to special or mandatory call provisions; for example, if bond proceeds are not able to be used as contemplated, the project is condemned or sold, or the project is destroyed and insurance proceeds are used to redeem the bonds. Single family mortgage revenue bonds and housing obligation bonds are most likely to be called subject to such provisions, but other bonds may have similar call features. (See Part One, "Selection of Bonds for Deposit in the Trusts.")
 The Trustee's determination of the offering price of Bonds in the Trust may be greater or less than the amounts that may be received upon redemption or maturity of such Bonds. Subject to rules concerning amortization of bond premium and of original issue discount, gain or loss realized by the Trustee on disposition of any Bonds will be recognized as taxable capital gain or loss by Unitholders. (See Part One, "Tax Status of Unitholders.") 2. The ratings shown are those assigned as of the date of the Schedule of Investments. Any Bonds insured by MBIA, are rated AAA by Standard & Poor's Corporation and Aaa by Moody's Investors Service, Inc.
      PAGE  23
                REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
To the Board of Directors of John Nuveen & Co. Incorporated and Unitholders of Nuveen Tax-Free Unit Trust, Series 776:
We have audited the accompanying statements of net assets and schedules of investments of Nuveen Tax-Free Unit Trust, Series 776 (comprising, California Insured Trust 239, New Jersey Insured Trust 185, New York Insured Trust 229 and Ohio Insured Trust 121), as of November 30, 2000 and the related statements of operations and changes in net assets for the periods indicated on the face of the financial statements. These financial statements are the responsibility of the Sponsor (See Note 1). Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. In addition, securities owned as of November 30, 2000 were confirmed by direct correspondence with the Trustee.
We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the trusts constituting the Nuveen Tax-Free Unit Trust, Series 776, as of November 30, 2000, the results of their operations and changes in their net assets for the periods indicated on the face of the financial statements, in conformity with accounting principles generally accepted in the United States.
                       ARTHUR ANDERSEN LLP
Chicago, Illinois,
March 15, 2001.
      PAGE  24
Prospectus

Part Two must be accompanied by Part One
Sponsor                      John Nuveen & Co. Incorporated
                              333 West Wacker Drive
                              Chicago, Illinois 60606
                              312.917.7700
                             Swiss Bank Tower
                              10 East 50th Street
                              New York, New York 10022
                              212.207.2000
Trustee                      The Chase Manhattan Bank
                              4 New York Plaza
                              New York, New York 10004-2413
                               800.257.8787
Legal Counsel                Chapman and Cutler
 to Sponsor                   111 West Monroe Street
                              Chicago, Illinois  60603
Legal Counsel                Carter, Ledyard & Milburn
 to Trustee                   2 Wall Street
                              New York, New York  10005
Independent                  Arthur Andersen LLP
 Public Accountants           33 West Monroe Street
 for the Trust                Chicago, Illinois  60603
Except as to the statements made herein furnished by the Trustee, the Trustee has assumed no responsibility for the accuracy, adequacy and completeness of the information contained in this Prospectus.
This Prospectus does not contain all of the information set forth in the registration statement and exhibits relating thereto, filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933, and to which reference is made.
No person is authorized to give any information or to make any representations not contained in this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized by the Trust, the Trustee or the Sponsor. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any State to any person to whom it is not lawful to make such offer in such state. The Trust is registered as a Unit Investment Trust under the Investment Company Act of 1940. Such registration does not imply that the Trust or any of its Units has been guaranteed, sponsored, recommended or approved by the United States or any State or agency or officer thereof.
      PAGE  25
Statement of differences between electronic filing and printed document. Pursuant to Rule 499(C) (7) under the Securities Act of 1933 and Rule 0-11 under the Investment Company Act of 1940, Registrant hereby identifies those differences in the foregoing document between the electronic format in which
it is filed and the printed form in which it will be circulated:      (1) The
printed and distributed Prospectus may be paged differently because the printed document may contain a different amount of information on each page
from that contained in the electronic transmission.      (2) In the printed
document, footnote symbols may include a "Dagger" or multiple "Dagger". The "Dagger" symbol is represented as # in the electronic document.
                              Signatures
     Pursuant to the requirements of the Securities Act of 1933, the undersigned Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment of its Registration Statement pursuant to Rule 485(B) under the Securities Act of 1933 and has duly caused this post-effective amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Chicago and state of Illinois on this March 27, 2001.
                                      Nuveen Tax-Free Unit Trust
                                       Series 776
                                      By/S/Gifford R. Zimmerman
                                            Vice President
                                      By/S/Nicholas Dalmaso
                                            Assistant Secretary
                                                    or
                                       By/S/Jessica Droeger
                                            Assistant Secretary
     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following persons in the capacities and on the date indicated:
         Signatures                 *Title                        Date
Timothy R. Schwertfeger      Chairman, Board of Directors and Chief
                              Executive Officer
John P. Amboian              President
Stephen D. Foy               Vice President and Manager    (Principal
                              Accounting Officer)
                                                       ______________________
                                                     /s/ Gifford R. Zimmerman
                                                         Attorney-in-Fact**
     *The titles of the persons named herein represent their capacity in and relationship to John Nuveen & Co. Incorporated, The Sponsor.
    **An executed copy of each of the related Powers of Attorney has been filed with the Securities and Exchange Commission with the Amendment to the Registration Statement on Form S-6 of the Nuveen Tax-Exempt Unit Trust, Series 671 (File No. 33-49175). The aforesaid Powers of Attorney are incorporated herein by this reference.
                       Nuveen Code of Ethics
     Incorporated by reference to Amendment No. 3 to Form S-6 (File No. 333-96279) filed on behalf of Nuveen Unit Trusts, Series 82.
                       Consent of Independent Public Accountants
     As Independent Public Accountants, we hereby consent to the use of our Report and to all references to our firm included in this Post-Effective Amendment of Registration Statement.
                        *Arthur Andersen LLP
Chicago, Illinois
 March 27, 2001
 DOCUMENT
   TYPE  EX-27.1 INS STATE OH 121
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0000925859
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series  776
   NAME  OHIO INSURED TRUST
   NUMBER  121
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     2,336,665
   INVESTMENTS-AT-VALUE     2,617,439
   RECEIVABLES        40,821
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     2,658,260
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES        29,775
   TOTAL-LIABILITIES        29,775
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    25,333
   SHARES-COMMON-PRIOR    27,127
   ACCUMULATED-NII-CURRENT        13,205
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS       125,154
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC       280,774
   NET-ASSETS     2,628,485
   DIVIDEND-INCOME  0
   INTEREST-INCOME       155,274
   OTHER-INCOME  0
   EXPENSES-NET         4,820
   NET-INVESTMENT-INCOME       150,454
   REALIZED-GAINS-CURRENT        13,298
   APPREC-INCREASE-CURRENT        53,470
   NET-CHANGE-FROM-OPS       217,222
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME       151,208
   DISTRIBUTIONS-OF-GAINS             0
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD    35,000
   NUMBER-OF-SHARES-REDEEMED     9,667
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS      -114,568
   ACCUMULATED-NII-PRIOR        13,958
   ACCUMULATED-GAINS-PRIOR       111,856
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0
 DOCUMENT
   TYPE  EX-27.2 INS STATE NJ 185
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0000925859
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series  776
   NAME  NEW JERSEY INSURED TRUST
   NUMBER  185
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     2,656,350
   INVESTMENTS-AT-VALUE     2,994,149
   RECEIVABLES        58,434
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     3,052,583
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES        42,899
   TOTAL-LIABILITIES        42,899
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    28,899
   SHARES-COMMON-PRIOR    32,146
   ACCUMULATED-NII-CURRENT        15,114
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS        51,823
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC       337,799
   NET-ASSETS     3,009,684
   DIVIDEND-INCOME  0
   INTEREST-INCOME       182,063
   OTHER-INCOME  0
   EXPENSES-NET         5,890
   NET-INVESTMENT-INCOME       176,173
   REALIZED-GAINS-CURRENT        23,973
   APPREC-INCREASE-CURRENT         2,780
   NET-CHANGE-FROM-OPS       202,926
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME       177,498
   DISTRIBUTIONS-OF-GAINS             0
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD    35,000
   NUMBER-OF-SHARES-REDEEMED     6,101
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS      -305,225
   ACCUMULATED-NII-PRIOR        16,439
   ACCUMULATED-GAINS-PRIOR        27,850
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0
 DOCUMENT
   TYPE  EX-27.3 INS STATE NY 229
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0000925859
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series  776
   NAME  NEW YORK INSURED TRUST
   NUMBER  229
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     2,705,421
   INVESTMENTS-AT-VALUE     2,988,272
   RECEIVABLES        61,901
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     3,050,173
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES        74,145
   TOTAL-LIABILITIES        74,145
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    27,873
   SHARES-COMMON-PRIOR    28,866
   ACCUMULATED-NII-CURRENT        15,773
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS        64,922
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC       282,851
   NET-ASSETS     2,976,028
   DIVIDEND-INCOME  0
   INTEREST-INCOME       181,622
   OTHER-INCOME  0
   EXPENSES-NET         5,310
   NET-INVESTMENT-INCOME       176,312
   REALIZED-GAINS-CURRENT         5,929
   APPREC-INCREASE-CURRENT          -955
   NET-CHANGE-FROM-OPS       181,286
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME       176,554
   DISTRIBUTIONS-OF-GAINS             0
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD    35,000
   NUMBER-OF-SHARES-REDEEMED     7,127
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS      -100,062
   ACCUMULATED-NII-PRIOR        16,016
   ACCUMULATED-GAINS-PRIOR        58,993
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0
 DOCUMENT
   TYPE  EX-27.4 INS STATE CA 239
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0000925859
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series  776
   NAME  CALIFORNIA INSURED TRUST
   NUMBER  239
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     2,864,401
   INVESTMENTS-AT-VALUE     3,287,810
   RECEIVABLES        72,329
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     3,360,139
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES        66,514
   TOTAL-LIABILITIES        66,514
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    31,035
   SHARES-COMMON-PRIOR    31,526
   ACCUMULATED-NII-CURRENT        16,703
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS        45,008
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC       423,409
   NET-ASSETS     3,293,625
   DIVIDEND-INCOME  0
   INTEREST-INCOME       189,749
   OTHER-INCOME  0
   EXPENSES-NET         6,323
   NET-INVESTMENT-INCOME       183,426
   REALIZED-GAINS-CURRENT         3,598
   APPREC-INCREASE-CURRENT        94,591
   NET-CHANGE-FROM-OPS       281,615
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME       183,362
   DISTRIBUTIONS-OF-GAINS             0
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD    35,000
   NUMBER-OF-SHARES-REDEEMED     3,965
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS        48,642
   ACCUMULATED-NII-PRIOR        16,638
   ACCUMULATED-GAINS-PRIOR        41,411
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0